Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Note 5 — Intangible Assets

Intangible assets consist of the following:

	As of December 31,
	2022	2021
Intangible assets: patents	$23,963	$23,963
Less: amortization	(5,880)	(4,654)
Total intangible assets, net	$18,083	$19,309

Amortization expense for each of the years ended December 31, 2022 and 2021 was $1,226 and $1,125, respectively.

The Company will recognize intangible amortization expense of $1,226 in each of the next five years. Thereafter, amortization expense will total approximately $12.0 thousand.